                        DIRECTOR ELITE (SERIES I AND IR)
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

    SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                    EFFECTIVE DATE
        RATINGS AGENCY                 OF RATING                    RATING                  BASIS OF RATING
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      Standard & Poor's                11/26/02                      AA -                 Financial Security
                                                                                            Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4386
333-69487